Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

	June 30,	December 31,
	2022	2021
Bank deposits	$1,555,144	$1,846,842
Short term investments	44,444,857	47,270,788
Total	$46,000,001	$49,117,630

Short term investments include money market funds and U.S. treasury bills which mature in three months or less.